Reconciliation of Financial Statements to Form 5500 - Reconciliation of Total Contributions (Details) - EBP, 005	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Total contributions per the financial statements	$ 104,388,047
Participant contributions receivable - December 31, 2024	6,273,231
Employer match contributions receivable - December 31, 2024	5,819,981
Participant refunds payable - December 31, 2025	13,776
Participant contributions receivable - December 31, 2025	3,110,523
Employer match contributions receivable - December 31, 2025	1,622,709
Participant refunds payable - December 31, 2024	39,443
Total contributions per the Form 5500	$ 111,722,360